Other current and non-current non-financial assets - Conciliation of Explorations in Execution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current And Non-Current Non-Financial Assets
Opening balance		$ 3,699	$ 1,000
Disbursements	$ 6,095	4,227
Reclassifications	(732)	(1,528)
Total changes	5,363	2,699
Total	$ 9,062	$ 3,699